Shareholder Report, Average Annual Return (Details) 193915_Innovator Equity Managed Floor ETF_TF_TSR Annual {TF}	12 Months Ended	36 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator Equity Managed Floor ETF®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator Equity Managed Floor ETF NAV
Average Annual Return, Percent	16.66%	18.24%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	23.32%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent	19.89%	21.52%
Solactive GBS United States 500 Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive GBS United States 500 Index TR
Average Annual Return, Percent	22.32%	24.02%